NET FINANCE COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Interest expense	$ 93,820	$ 92,195
Interest on lease liabilities	6,715	6,048
Interest income	(956)	(6,049)
Finance costs	$ 99,579	$ 92,194